SHARE BASED COMPENSATION - Stock options (Details) ¥ / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 25, 2018 $ / shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Options Outstanding
Granted (in shares) | shares					10,849,000		7,576,000		7,348,000
Cancelled/forfeited (in shares) | shares					(1,903,000)		(926,000)		(1,300,000)
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Exercisable at the end of the period, Aggregate intrinsic value				$ 42.8		$ 118.3					¥ 293,500,000	¥ 788,900,000
Total intrinsic value of stock options				$ 42.8		$ 118.3					¥ 293,500,000	788,900,000
Share-based compensation expenses | ¥					¥ 177,262,000		¥ 122,636,000		¥ 75,736,000
Employees, directors and non-employee directors
Options Outstanding
Balance at the beginning of the period (in shares) | shares					20,142,000		34,648,000		29,100,000
Granted (in shares) | shares					5,091,000		6,263,000		6,848,000
Exercised (in shares) | shares					(7,798,000)		(19,911,000)
Cancelled/forfeited (in shares) | shares					(1,194,000)		(858,000)		(1,300,000)
Balance at the end of the period (in shares) | shares					16,241,000		20,142,000		34,648,000	29,100,000
Vested and expected to vest at the end of the period (in shares) | shares				15,427,000							15,427,000
Exercisable at the end of the period (in shares) | shares				3,827,000							3,827,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)				$ 1.5164		$ 0.0001		$ 0.0001
Granted (in dollars per share)	$ 0.0001			0.5000		5.1500		0.0001
Exercised (in dollars per share)				0.2548		0.0001
Cancelled/forfeited (in dollars per share)				2.3996		1.9962		0.0001
Balance at the end of the period (in dollars per share)				1.7386		1.5164		$ 0.0001		$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share)				1.7373
Exercisable at the end of the period (in dollars per share)				1.4086
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)					8 years 2 months 19 days		7 years 11 months 12 days		7 years 5 months 8 days	8 years 4 months 28 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life					8 years 2 months 15 days
Exercisable at the end of the period, weighted average remaining contractual life					6 years 11 months 1 day
Aggregate Intrinsic Value | ¥										$ 737,880,000	¥ 589,871,000	353,559,000	¥ 1,573,424,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥											560,453,000
Exercisable at the end of the period, Aggregate intrinsic value								$ 0.0			147,824,000
Weighted average grant date fair value of options granted (in CNY/dollars per share) | (per share)				5.0	¥ 35.6	4.3	¥ 27.8	$ 5.7	¥ 38.1
Total intrinsic value of stock options								$ 0.0			147,824,000
Total share-based compensation expense recognized for stock options granted | ¥					¥ 125,100,000		¥ 110,800,000		¥ 73,800,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥											¥ 331,600,000
Period over which remaining unrecognized stock-based compensation expense is recognized					2 years 9 months 18 days
Exercise Price	$ 0.0001			0.5000		5.1500		$ 0.0001
Expected term (in years)					10 years
Employees, directors and non-employee directors | Minimum
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average grant date fair value of options granted (in CNY/dollars per share)				5.02		3.70		3.82
Expected volatility					41.81%		52.10%
Risk-free interest rate (per annum)					1.80%		3.65%
Exercise multiples				1.5		2.2
Expected term (in years)							9 years 9 months 18 days
Employees, directors and non-employee directors | Maximum
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average grant date fair value of options granted (in CNY/dollars per share)				6.02		4.57		7.58
Expected volatility					42.09%		54.90%
Risk-free interest rate (per annum)					1.81%		3.74%
Exercise multiples				$ 2.5		2.8
Expected term (in years)							10 years
Non-employee
Options Outstanding
Balance at the beginning of the period (in shares) | shares					500,000		500,000
Granted (in shares) | shares									500,000
Exercised (in shares) | shares					(90,000)
Balance at the end of the period (in shares) | shares					410,000		500,000		500,000
Vested and expected to vest at the end of the period (in shares) | shares				410,000							410,000
Exercisable at the end of the period (in shares) | shares				160,000							160,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)				$ 0.0001		0.0001
Granted (in dollars per share)								0.0001
Exercised (in dollars per share)				0.0001
Balance at the end of the period (in dollars per share)				0.0001		$ 0.0001		0.0001
Vested and expected to vest at the end of the period (in dollars per share)				0.0001
Exercisable at the end of the period (in dollars per share)				$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)					7 years 6 months 29 days		8 years 6 months 29 days		9 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life					7 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life					7 years 6 months 29 days
Aggregate Intrinsic Value | ¥											¥ 19,864,000	¥ 12,439,000	¥ 22,706,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥											19,864,000
Exercisable at the end of the period, Aggregate intrinsic value | ¥											7,752,000
Total intrinsic value of stock options | ¥											7,752,000
Total share-based compensation expense recognized for stock options granted | ¥					¥ 3,300,000		¥ 2,300,000		¥ 1,900,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥											¥ 4,200,000
Period over which remaining unrecognized stock-based compensation expense is recognized					1 year 7 months 6 days
Exercise Price								$ 0.0001
Non-employee directors
Options Outstanding
Granted (in shares) | shares					0		0		50,000
2017 Share Incentive Plan | Employees, directors and non-employee directors
Options Outstanding
Granted (in shares) | shares		6,263,000	6,263,000
Weighted Average Exercise Price
Exercised (in dollars per share)		$ 5.15
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share-based compensation expenses		$ 2.5	¥ 16,900,000